Trade Receivable, Net - Summary of Changes in Allowance for Expected Credit Losses (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other current receivables [abstract]
Balance at the beginning of the year	$ 515	$ 493	$ 595
Allowance for the year	35	119	314
Charges and write-offs of uncollectible accounts	6	(29)	(397)
Added in business combinations	0	0	4
Effects of changes in foreign exchange rates	(25)	(68)	(23)
Balance at the end of the year	$ 531	$ 515	$ 493